Consolidated balance sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Allowance for doubtful accounts receivable, current	$ (19)	$ (18)
Stockholders' equity:
Preferred stock, par value (in dollars per share)	$ 25	$ 25
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000
Preferred stock, shares issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized (in shares)	2,400,000,000	2,400,000,000
Common stock, shares issued (in shares)	1,740,630,391	1,740,166,101
Treasury common stock at cost, shares (in shares)	601,131,631	572,722,397